Segment reporting - Information About Reportable Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Vessel revenue	$ 600,407	$ 346,635
Vessel operating costs	(161,221)	(138,152)
Voyage expenses	(7,125)	(1,622)
Minimum operating lease payments recognised as expense	0	4,399
Depreciation - owned or sale and leaseback	(94,943)	(88,183)
Depreciation, right-of-use assets	(26,806)	(8,030)
General and administrative expense	36,010	31,240
Financial expenses	(83,892)	(96,083)
Financial income	860	5,843
Other expenses, net	(702)	(13)
Net income	190,568	(15,244)
Reportable segments [member]
Disclosure of operating segments [line items]
Vessel revenue	600,407	346,635
Vessel operating costs	(161,221)	(138,152)
Voyage expenses	(7,125)	(1,622)
Minimum operating lease payments recognised as expense		4,399
Depreciation - owned or sale and leaseback	(94,943)	(88,183)
Depreciation, right-of-use assets	(26,806)	(8,030)
General and administrative expense	6,471	5,789
Financial expenses	0	0
Financial income	383	404
Other expenses, net	0	0
Net income	304,224	100,864
Reportable segments [member] | Handymax [Member]
Disclosure of operating segments [line items]
Vessel revenue	76,012	55,176
Vessel operating costs	(24,904)	(23,717)
Voyage expenses	(296)	(1,164)
Minimum operating lease payments recognised as expense		4,256
Depreciation - owned or sale and leaseback	(10,625)	(9,044)
Depreciation, right-of-use assets	(7,595)	(3,929)
General and administrative expense	1,047	1,039
Financial expenses	0	0
Financial income	9	11
Other expenses, net	0	0
Net income	31,554	12,038
Reportable segments [member] | LR2 [Member]
Disclosure of operating segments [line items]
Vessel revenue	250,169	132,856
Vessel operating costs	(51,286)	(46,411)
Voyage expenses	(3,551)	(206)
Minimum operating lease payments recognised as expense		(271)
Depreciation - owned or sale and leaseback	(38,593)	(36,270)
Depreciation, right-of-use assets	(4,268)	0
General and administrative expense	1,881	1,857
Financial expenses	0	0
Financial income	2	22
Other expenses, net	0	0
Net income	150,592	48,405
Reportable segments [member] | MR [Member]
Disclosure of operating segments [line items]
Vessel revenue	217,371	123,426
Vessel operating costs	(70,213)	(54,173)
Voyage expenses	(3,257)	(228)
Minimum operating lease payments recognised as expense		414
Depreciation - owned or sale and leaseback	(35,625)	(33,271)
Depreciation, right-of-use assets	(14,943)	(4,101)
General and administrative expense	2,970	2,310
Financial expenses	0	0
Financial income	280	264
Other expenses, net	0	0
Net income	90,643	29,193
Reportable segments [member] | LR1 [Member]
Disclosure of operating segments [line items]
Vessel revenue	56,855	35,177
Vessel operating costs	(14,818)	(13,851)
Voyage expenses	(21)	(24)
Minimum operating lease payments recognised as expense		0
Depreciation - owned or sale and leaseback	(10,100)	(9,598)
Depreciation, right-of-use assets	0	0
General and administrative expense	573	583
Financial expenses	0	0
Financial income	92	107
Other expenses, net	0	0
Net income	31,435	11,228
Corporate and eliminations [member]
Disclosure of operating segments [line items]
Vessel revenue	0	0
Vessel operating costs	0	0
Voyage expenses	0	0
Minimum operating lease payments recognised as expense		0
Depreciation - owned or sale and leaseback	0	0
Depreciation, right-of-use assets	0	0
General and administrative expense	29,539	25,451
Financial expenses	(83,892)	(96,083)
Financial income	477	5,439
Other expenses, net	(702)	(13)
Net income	$ (113,656)	$ (116,108)